OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 11,949	$ 12,464
Other	5	6
Total	$ 11,954	12,470
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate, minimum	135.00%
Federal home loan bank, advances, interest rate, maximum	174.00%
Federal home loan bank stock	$ 7,800
Unused borrowing capacity with FHLB	179,600
Interest expense on FHLB advances	800	900	$ 1,100
FHLB advances terminated with no gain or loss	$ 0	0	$ 0
FHLB stock as percentages of unpaid principal balance	1.00%
FHLB stock as percentages of outstanding advances	5.00%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 11,949	12,464
Summary of repayments of FHLB Advances [Abstract]
Available for sale and loans, pledged to secure other borrowings	781,800
Fixed-Rate Advances [Member]
Summary of other borrowings [Abstract]
Advances from the FHLB	11,949	12,464
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2016, Amount	2,089	2,205
2017, Amount	1,258	1,320
2018, Amount	5,437	5,671
2019, Amount	0	0
2020, Amount	3,165	3,268
Total FHLB advances, Amount	$ 11,949	$ 12,464
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2016, Rate	6.55%	6.55%
2017, Rate	7.04%	7.04%
2018, Rate	5.99%	5.99%
2020, Rate	7.49%	7.49%
Total FHLB advances, Rate	6.59%	6.59%
Federal Reserve Bank Advances [Member]
Short-term Debt [Line Items]
Unused borrowing capacity with the FRB	$ 307,700
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2016	2,521
2017	1,587
2018	5,042
2019	143
2020	2,656
Total	$ 11,949